Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the "Fund")
Supplement dated June 15, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares
Prospectus, Class P3 Prospectus, and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses"),
each dated September 30, 2020
On May 27, 2021, the Board of Trustees of Voya Equity Trust (the "Board") approved a proposal to change the classification of Voya Large-Cap Growth Fund from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Fund's classification from "diversified" to "non- diversified." A proxy statement detailing the proposed change to the Fund's diversification classification is expected to be mailed to the Fund's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Fund's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby revised to include the following paragraph:
The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.
The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.

Voya Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the "Fund")
Supplement dated June 15, 2021
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W shares
Prospectus, Class P3 Prospectus, and related Summary Prospectuses
(each a "Prospectus" and collectively the "Prospectuses"),
each dated September 30, 2020
On May 27, 2021, the Board of Trustees of Voya Equity Trust (the "Board") approved a proposal to change the classification of Voya Large-Cap Growth Fund from "diversified" to "non- diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Fund's classification from "diversified" to "non- diversified." A proxy statement detailing the proposed change to the Fund's diversification classification is expected to be mailed to the Fund's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Fund's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby revised to include the following paragraph:
The Fund is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.
The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.